COMMITMENTS AND CONTINGENT LIABILITIES - ENVIRONMENTAL CONTINGENCIES - NARRATIVES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENT LIABILITIES
pollutant discharge fees	¥ 16,823	¥ 10,968	¥ 11,368